Accounts Receivable (Details) - Schedule of Current Expected Credit Losses	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	0.288%
CECL rate	0.288%
31-60 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	0.575%
CECL rate	0.575%
61-90 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	0.863%
CECL rate	0.863%
91-120 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	1.15%
CECL rate	1.15%
121-180 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	1.725%
CECL rate	1.725%
181-270 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	2.588%
CECL rate	2.588%
271-360 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	3.45%
CECL rate	3.45%
Over 360 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Historical loss rate	0.00%
Adjustment	3.795%
CECL rate	3.795%